Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER MUNICIPAL FUND
Prospectus Date	rr_ProspectusDate	Apr. 07, 2017
Supplement [Text Block]	omf_SupplementTextBlock

Oppenheimer Main Street Mid Cap Fund®

Oppenheimer Main Street Select Fund®

Oppenheimer Main Street Small Cap Fund®

Oppenheimer Portfolio Series: Active Allocation Fund

Oppenheimer Portfolio Series: Conservative Investor Fund

Oppenheimer Portfolio Series: Equity Investor Fund

Oppenheimer Portfolio Series: Moderate Investor Fund

Oppenheimer Rochester® High Yield Municipal Fund

Oppenheimer Rochester® Limited Term Municipal Fund

Oppenheimer Rochester® New Jersey Municipal Fund

Oppenheimer Rochester® Pennsylvania Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER MAIN STREET MID CAP FUND | OPPENHEIMER MAIN STREET MID CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	omf_SupplementTextBlock

Oppenheimer Main Street Mid Cap Fund®

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER MAIN STREET SELECT FUND | OPPENHEIMER MAIN STREET SELECT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	omf_SupplementTextBlock

Oppenheimer Main Street Select Fund®

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Main Street Small Cap Fund | Oppenheimer Main Street Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	omf_SupplementTextBlock

Oppenheimer Main Street Small Cap Fund®

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Portfolio Series | Active Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	omf_SupplementTextBlock

Oppenheimer Portfolio Series: Active Allocation Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Portfolio Series | Conservative Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	omf_SupplementTextBlock

Oppenheimer Portfolio Series: Conservative Investor Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Portfolio Series | Equity Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	omf_SupplementTextBlock

Oppenheimer Portfolio Series: Equity Investor Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

Oppenheimer Portfolio Series | Moderate Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	omf_SupplementTextBlock

Oppenheimer Portfolio Series: Moderate Investor Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER MULTI-STATE MUNICIPAL TRUST | Oppenheimer Rochester High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	omf_SupplementTextBlock

Oppenheimer Rochester® High Yield Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER MULTI-STATE MUNICIPAL TRUST | Oppenheimer Rochester New Jersey Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	omf_SupplementTextBlock

Oppenheimer Rochester® New Jersey Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER MULTI-STATE MUNICIPAL TRUST | Oppenheimer Rochester Pennsylvania Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	omf_SupplementTextBlock

Oppenheimer Rochester® Pennsylvania Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER MUNICIPAL FUND | Oppenheimer Rochester Limited Term Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	omf_SupplementTextBlock

Oppenheimer Rochester® Limited Term Municipal Fund

Supplement dated April 10, 2017 to the Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above-referenced Funds (each, a “Fund”), and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”